Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Replacement cost	$ 37,654	$ 36,944
Credit equivalent amount	69,278	66,460
Risk-weighted equivalent	17,383	16,638
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	2,912	1,391
Credit equivalent amount	11,285	8,340
Risk-weighted equivalent	225	167
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	307	264
Credit equivalent amount	324	328
Risk-weighted equivalent	13	59
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	9,671	10,890
Credit equivalent amount	20,321	24,318
Risk-weighted equivalent	3,363	4,187
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	610	283
Credit equivalent amount	857	883
Risk-weighted equivalent	407	527
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	4,589	5,421
Credit equivalent amount	10,944	11,555
Risk-weighted equivalent	3,439	3,634
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	9,342	10,476
Credit equivalent amount	13,718	12,643
Risk-weighted equivalent	5,002	4,498
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	443	360
Credit equivalent amount	1,100	1,125
Risk-weighted equivalent	478	472
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	71	109
Credit equivalent amount	770	936
Risk-weighted equivalent	153	149
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	9,709	7,750
Credit equivalent amount	9,959	6,332
Risk-weighted equivalent	$ 4,303	$ 2,945